Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - Nominal amount [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 262,856	€ 259,218
Movements in financial assets including new business	14,170	14,259
Transfers due to changes in creditworthiness	0	0
Changes in models	0	0
Foreign exchange and other changes	8,923	(10,622)
Balance, end of reporting period	285,948	262,856
Of which: Financial guarantees	59,488	47,982
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	251,545	251,930
Movements in financial assets including new business	11,197	16,918
Transfers due to changes in creditworthiness	(2,177)	(7,247)
Changes in models	0	0
Foreign exchange and other changes	8,292	(10,056)
Balance, end of reporting period	268,857	251,545
Of which: Financial guarantees	55,477	45,064
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	8,723	5,864
Movements in financial assets including new business	3,236	(2,786)
Transfers due to changes in creditworthiness	2,019	6,101
Changes in models	0	0
Foreign exchange and other changes	521	(455)
Balance, end of reporting period	14,498	8,723
Of which: Financial guarantees	2,975	1,887
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	2,587	1,424
Movements in financial assets including new business	(273)	126
Transfers due to changes in creditworthiness	158	1,146
Changes in models	0	0
Foreign exchange and other changes	110	(110)
Balance, end of reporting period	2,582	2,587
Of which: Financial guarantees	1,036	1,031
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	1	0
Movements in financial assets including new business	10	1
Transfers due to changes in creditworthiness		0
Changes in models		0
Foreign exchange and other changes		0
Balance, end of reporting period	€ 11	1
Of which: Financial guarantees		€ 0